SECURITIES	12 Months Ended
Dec. 31, 2013
SECURITIES [Abstract]
SECURITIES
NOTE 3 – SECURITIES

Securities available for sale consist of the following at December 31:

	Amortized	Unrealized
	Cost	Gains	Losses	Fair Value
	(In thousands)

2013
U.S. agency	$32,106	$44	$342	$31,808
U.S. agency residential mortgage-backed	202,649	1,343	532	203,460
Private label residential mortgage-backed	7,294	112	618	6,788
Other asset backed	45,369	10	194	45,185
Obligations of states and political subdivisions	157,966	496	4,784	153,678
Corporate	19,120	43	26	19,137
Trust preferred	2,902	-	477	2,425
Total	$467,406	$2,048	$6,973	$462,481

2012
U.S. agency	$30,620	$70	$23	$30,667
U.S. agency residential mortgage-backed	126,151	1,264	3	127,412
Private label residential mortgage-backed	9,070	-	876	8,194
Obligations of states and political subdivisions	38,384	736	69	39,051
Trust preferred	4,704	-	1,615	3,089
Total	$208,929	$2,070	$2,586	$208,413

Total OTTI recognized in accumulated other comprehensive loss for securities available for sale was $0.2 million and $0.3 million at December 31, 2013 and 2012, respectively.

Our investments’ gross unrealized losses and fair values aggregated by investment type and length of time that individual securities have been at a continuous unrealized loss position, at December 31 follows:

	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In thousands)

2013
U.S. agency	$16,715	$342	$-	$-	$16,715	$342
U.S. agency residential mortgage-backed	78,256	532	-	-	78,256	532
Private label residential mortgage-backed	407	6	4,602	612	5,009	618
Other asset backed	33,862	194	-	-	33,862	194
Obligations of states and political subdivisions	103,942	4,645	4,805	139	108,747	4,784
Corporate	7,105	26	-	-	7,105	26
Trust preferred	-	-	2,425	477	2,425	477
Total	$240,287	$5,745	$11,832	$1,228	$252,119	$6,973

2012
U.S. agency	$8,097	$23	$-	$-	$8,097	$23
U.S. agency residential mortgage-backed	-	-	457	3	457	3
Private label residential mortgage-backed	-	-	8,192	876	8,192	876
Obligations of states and political subdivisions	7,384	69	-	-	7,384	69
Trust preferred	-	-	3,089	1,615	3,089	1,615
Total	$15,481	$92	$11,738	$2,494	$27,219	$2,586

Our portfolio of available-for-sale securities is reviewed quarterly for impairment in value. In performing this review management considers (1) the length of time and extent that fair value has been less than cost, (2) the financial condition and near term prospects of the issuer, (3) the impact of changes in market interest rates on the market value of the security and (4) an assessment of whether we intend to sell, or it is more likely than not that we will be required to sell, a security in an unrealized loss position before recovery of its amortized cost basis. For securities that do not meet the aforementioned recovery criteria, the amount of impairment recognized in earnings is limited to the amount related to credit losses, while impairment related to other factors is recognized in other comprehensive income or loss.

U.S. agency and U.S. agency residential mortgage-backed securities — at December 31, 2013 we had eight U.S. Agency and 14 U.S. Agency residential mortgage-backed securities whose fair market value is less than amortized cost. The unrealized losses are largely attributed to rises in term interest rates and widening discount margins on variable rate securities. As management does not intend to liquidate these securities and it is more likely than not that we will not be required to sell these securities prior to recovery of these unrealized losses, no declines are deemed to be other than temporary.

Private label residential mortgage backed securities — at December 31, 2013 we had six of this type of securities whose fair value is less than amortized cost. Two of the issues are rated by a major rating agency as investment grade two are below investment grade and two are split rated. Two of these bonds have impairment in excess of 10% and four of these holdings have been impaired for more than 12 months.

The unrealized losses are largely attributable to credit spread widening on these securities since their acquisition. The underlying loans within these securities include Jumbo (69%) and Alt A (31%) at December 31, 2013.
	December 31,
	2013		2012
	Fair Value	Net Unrealized Gain (Loss)	Fair Value	Net Unrealized Gain (Loss)
	(In thousands)

Private label residential mortgage-backed
Jumbo	$4,687	$(441)	$6,041	$(594)
Alt-A	2,101	(65)	2,153	(282)

These securities, except for the senior support security with a zero amortized cost basis, are receiving some principal and interest payments. Most of these transactions are passthrough structures, receiving pro rata principal and interest payments from a dedicated collateral pool for loans that are performing. The nonreceipt of interest cash flows is not expected and thus not presently considered in our discounted cash flow methodology discussed below.

All private label residential mortgage-backed securities are reviewed for OTTI utilizing a cash flow projection. The cash flow analysis forecasts cash flow from the underlying loans in each transaction and then applies these cash flows to the bonds in the securitization. The cash flows from the underlying loans consider contractual payment terms (scheduled amortization), prepayments, defaults and severity of loss given default. The analysis uses dynamic assumptions for prepayments, defaults and loss severity. Near term prepayment assumptions are based on recently observed prepayment rates. More weight is given to longer term historic performance (12 months). In some cases, recently observed prepayment rates are lower than historic norms due to a minimal amount of new jumbo loan issuances. This loan market is heavily dependent upon securitization for funding, and new securitization transactions have been minimal. Our model projections anticipate that prepayment rates gradually revert to historical levels. For seasoned ARM transactions, normalized prepayment rates range from 12% to 16% CPR. For fixed rate collateral (one transaction), the prepayment speeds are projected to remain stable.

Default assumptions are largely based on the volume of existing real estate owned, pending foreclosures and severe delinquencies. Other considerations include the quality of loan underwriting, recent default experience, realized loss performance and the volume of less severe delinquencies. Default levels generally are projected to remain elevated or increase for a period of time sufficient to address the level of distressed loans in the transaction. Our projections expect defaults to then decline, generally beginning in year three. Current loss severity assumptions are based on recent observations when meaningful data is available. Loss severity is expected to remain elevated for the next 12 months. Severity is expected to decline after this period due to improving overall economic conditions, improving real estate prices and a reduced inventory of foreclosed properties on the market. Except for three securities discussed in further detail below (all three are currently below investment grade), our cash flow analysis forecasts complete recovery of our cost basis for each reviewed security.

At December 31, 2013 three below investment grade private label residential mortgage-backed securities had credit related OTTI and are summarized as follows:

	Senior Security	Super Senior Security	Senior Support Security	Total
	(In thousands)

As of December 31, 2013
Fair value	$2,453	$1,731	$47	$4,231
Amortized cost	2,820	1,666	-	4,486
Non-credit unrealized loss	367	-	-	367
Unrealized gain	-	65	47	112
Cumulative credit related OTTI	748	457	380	1,585

Credit related OTTI recognized in our Consolidated
Statements of Operations
For the years ended December 31,
2013	26	-	-	26
2012	247	32	60	339
2011	213	425	122	760

These securities, except the senior support security with a zero amortized cost basis, are receiving principal and interest payments similar to principal reductions in the underlying collateral. Two of these securities have unrealized gains and one has an unrealized loss at December 31, 2013. Prior to the second quarter of 2013 all three of these securities had an unrealized loss. The original amortized cost for each of these securities has been permanently adjusted downward for previously recorded credit related OTTI. The unrealized loss (based on original amortized cost) for two of these securities is now less than previously recorded credit related OTTI amounts. The remaining non-credit related unrealized loss in the senior security is attributed to other factors and is reflected in other comprehensive income during those same periods.

As management does not intend to liquidate these securities and it is more likely than not that we will not be required to sell these securities prior to recovery of these unrealized losses, no other declines discussed above are deemed to be other than temporary.

Other asset backed — at December 31, 2013 we had 16 other asset backed securities whose fair value is less than amortized cost. The unrealized losses are primarily due widening discount margins. As management does not intend to liquidate these securities and it is more likely than not that we will not be required to sell these securities prior to recovery of these unrealized losses, no declines are deemed to be other than temporary.

Obligations of states and political subdivisions — at December 31, 2013 we had 149 municipal securities whose fair value is less than amortized cost. The increase in unrealized losses during 2013 is primarily due to increases in interest rates. As management does not intend to liquidate these securities and it is more likely than not that we will not be required to sell these securities prior to recovery of these unrealized losses, no declines are deemed to be other than temporary.

Corporate — at December 31, 2013 we had six corporate securities whose fair value is less than amortized cost. The unrealized losses are primarily due to credit spread widening. As management does not intend to liquidate these securities and it is more likely than not that we will not be required to sell these securities prior to recovery of these unrealized losses, no declines are deemed to be other than temporary.

Trust preferred securities — at December 31, 2013 we had three trust preferred securities whose fair value is less than amortized cost. All of our trust preferred securities are single issue securities issued by a trust subsidiary of a bank holding company. The pricing of trust preferred securities over the past several years has suffered from credit spread widening fueled by uncertainty regarding potential losses of financial companies and repricing of risk related to these hybrid capital securities.

One of the three securities is rated by two major rating agencies as investment grade, while one (a Bank of America issuance) is rated below investment grade by two major rating agencies and the other one is non-rated. The non-rated issue is a relatively small bank and was never rated. The issuer of this non-rated trust preferred security, which had a total amortized cost of $1.0 million and total fair value of $0.8 million as of December 31, 2013, continues to have satisfactory credit metrics and make interest payments.

The following table breaks out our trust preferred securities in further detail as of December 31:

	2013		2012
	Fair Value	Net Unrealized Gain (Loss)	Fair Value	Net Unrealized Gain (Loss)
	(In thousands)

Trust preferred securities
Rated issues	$1,600	$(302)	$1,581	$(316)
Unrated issues	825	(175)	1,508	(1,299)

As management does not intend to liquidate these securities and it is more likely than not that we will not be required to sell these securities prior to recovery of these unrealized losses, no declines are deemed to be other than temporary.

During 2013, 2012 and 2011 we recorded in earnings OTTI charges on securities available for sale of $0.03 million, $0.3 million and $0.8 million respectively.

A rollforward of credit losses recognized in earnings on securities available for sale for the years ending December 31 follow:

	2013	2012	2011
	(In thousands)
Balance at beginning of year	$1,809	$1,470	$710
Additions to credit losses on securities for which no previous OTTI was recognized	-	-	425
Increases to credit losses on securities for which OTTI was previously recognized	26	339	335
Balance at end of year	$1,835	$1,809	$1,470

The amortized cost and fair value of securities available for sale at December 31, 2013, by contractual maturity, follow. The actual maturity may differ from the contractual maturity because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
	(In thousands)
Maturing within one year	$14,942	$14,952
Maturing after one year but within five years	84,253	84,306
Maturing after five years but within ten years	32,864	32,478
Maturing after ten years	80,035	75,312
	212,094	207,048
U.S. agency residential mortgage-backed	202,649	203,460
Private label residential mortgage-backed	7,294	6,788
Other asset backed	45,369	45,185
Total	$467,406	$462,481
A summary of proceeds from the sale of securities available for sale and gains and losses follows:

	Proceeds	Realized Gains	Losses(1)
	(In thousands)
2013	$2,940	$15	$8
2012	37,176	1,193	-
2011	70,322	279	75

(1) Losses in 2013, 2012 and 2011 exclude $0.03 million, $0.3 million and $0.8 million, respectively of other than temporary impairment.

During 2013, 2012 and 2011 our trading securities consisted of various preferred stocks. During each of those years we recognized gains on trading securities of $0.39 million, $0.03 million and $0.04 million, respectively that are included in net gains (losses) on securities in the Consolidated Statements of Operations. Of these amounts, $0.39 million and $0.03 million relates to gains (losses) recognized on trading securities still held at December 31, 2013 and 2012, respectively.

Securities with a book value of $10.7 million and $23.1 million at December 31, 2013 and 2012, respectively, were pledged to secure borrowings, public deposits and for other purposes as required by law. There were no investment obligations of state and political subdivisions that were payable from or secured by the same source of revenue or taxing authority that exceeded 10% of consolidated shareholders’ equity at December 31, 2013 or 2012.